Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 CNY
Document and Entity Information [Abstract]
Entity Registrant Name	SHANDA INTERACTIVE ENTERTAINMENT LTD
Entity Central Index Key	0001278308
Document Type	20-F
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		0
Entity Common Stock, Shares Outstanding	112,518,724